Note 5 - Right-of-use Assets and Lease Liabilities - Operating Lease Obligations (Details) - CAD ($)		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Operating lease obligations as of December 31, 2018			$ 529,185	$ 613,764
Discounting using the January 1, 2019 incremental borrowing rate (1)	[1]		(84,579)
Less: Non-lease components			(134,531)
Lease liabilities recognized as of January 1, 2019		$ 292,679	$ 394,654	$ 394,654

[1]	The lease liabilities were discounted using an incremental borrowing rate as at January 1, 2019 of 9.5% per annum.